Property, Plant and Equipment - Textuals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Impaired Long-Lived Assets Held and Used [Line Items]
Depreciation expense	$ 181.6	$ 182.2	$ 181.1
Property, plant and equipment impairment charge			17.0
Cost of sales [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Property, plant and equipment impairment charge			6.5
Selling, general and administrative expense [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Property, plant and equipment impairment charge			$ 10.5